Related party balances and transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Related party balances and transactions
Advance Payment for constructions to related parties	$ 214,209	$ 181,989	$ 10,920	$ 223,498
Accounts payable to related parties	167,704	187,515	$ 13,155	269,249
ICA Constructora de Infraestructura, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties	7,964	178,977
Accounts payable to related parties		16,652
ICA Constructora, S.A. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties	90,204			939
Accounts payable to related parties	16,564			27,419
Actica Sistemas, S. de R.L. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties	110,312			215,772
Accounts payable to related parties	3,971	3,972		4,026
Autovia Golfo Centro, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties	16,442			30,757
VCD Construccion y Desarrollo, S.A.P.I. de C.V.
Related party balances and transactions
Advance Payment for constructions to related parties	5,729	3,012		6,787
Accounts payable to related parties	5,772	5,335		3,508
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Related party balances and transactions
Accounts payable to related parties		80,504		78,939
Operadora Nacional Hispana, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties	5,928	2,527		2,949
ICA Ingenieria S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties	367	1,177		367
GGA Capital, S.A.P.I. de C.V.
Related party balances and transactions
Accounts payable to related parties	$ 117,845	$ 75,950		$ 110,495
Interest rate basis	91-day TIIE rate	91-day TIIE rate
Spread on interest rate basis	3.50%	3.50%
Interest rate (as a percent)	7.743%		5.715%	5.715%
Grupo ICA Constructora, S.A. de C.V.
Related party balances and transactions
Accounts payable to related parties	$ 794	$ 794
Controladora de Operaciones de Infraestructura, S A. de C V
Related party balances and transactions
Accounts payable to related parties				$ 10,298
Grupo Hotelero Santa Fe, S. A. de C. V.
Related party balances and transactions
Accounts payable to related parties	$ 21	$ 604		$ 491